DIVIDENDS ON ORDINARY SHARES - Parent	12 Months Ended
Dec. 31, 2024
Disclosure Of Dividends On Ordinary Shares [Line Items]
DIVIDENDS ON ORDINARY SHARES	10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:
For the year ended 31 December

			Group			Group
	2024	2023	2022	2024	2023	2022
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	7.88	5.86	5.62	556	414	397
– second interim	10.47	15.92	8.73	739	1,124	616
	18.35	21.78	14.35	1,295	1,538	1,013
In 2024, an interim dividend of £1,295m (2023: £1,538m, 2022: £1,013m) was paid on the Company's ordinary shares in issue. In 2024, £804m (2023: £750m,
2022: £300m) of the dividends were special dividends. These were paid following review and approval by the Board in line with our dividend policy.
Santander UK Group Holdings plc
Disclosure Of Dividends On Ordinary Shares [Line Items]
DIVIDENDS ON ORDINARY SHARES	42.3. DIVIDENDS ON ORDINARY SHARES Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.